Equity-settled share-based transactions - Schedule of ACT Genomics plan, Narrative (Details) - ACT Genomics - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in $ per share)	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual life of outstanding share options	9 years	8 years 7 months 6 days
Weighted average fair value at measurement date, share options granted	$ 0.33
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period (in years)	2 years
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting Period (in years)	3 years